                                              Registration Statement No. 2-76640
                                                                        811-3429

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 29

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 29


                            CAPITAL APPRECIATION FUND
                            -------------------------
                           (Exact name of Registrant)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
                  ---------------------------------------------
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (860) 277-0111
                                                           --------------


                                ERNEST J. WRIGHT
                       Secretary to the Board of Trustees
                            Capital Appreciation Fund
                                One Tower Square
                           Hartford, Connecticut 06183
                           ---------------------------
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: ______________________

It is proposed that this filing will become effective (check appropriate box):

_X__       immediately upon filing pursuant to paragraph (b).
____       on ______ pursuant to paragraph (b).
____       60 days after filing pursuant to paragraph (a)(1).
____       on ______ pursuant to paragraph (a)(1)
____       75 days after filing pursuant to paragraph (a)(2).
____       on ______, 1999 pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this Registration Statement is to incorporate by reference Post-Effective Amendment No. 28 to the Registration Statement and
Post-Effective Amendment No. 27 to the Registraion Statement into this Registration Statement.

                                               PART C
                                         OTHER INFORMATION

Item 23. EXHIBITS
(a)     Declaration of Trust.  (Incorporated herein by reference to Exhibit 1 to Post-Effective
        Amendment No. 24 to the Registration Statement on Form N-1A filed on April 11, 1996.)

(b)     By-Laws of Capital Appreciation Fund.  (Incorporated herein by reference to Exhibit 2 to
        Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed on April
        11, 1996.)

(d)(1)  Investment Advisory Agreement between the Registrant and The Travelers Investment
        Management Company.  (Incorporated herein by reference to Exhibit 5(A) to Post-Effective
        Amendment No. 25 to the Registration Statement on Form N-1A filed on February 20, 1997.)

(d)(2)  Sub-Advisory Agreement between The Travelers Investment Management Company and Janus
        Capital Corporation.  (Incorporated herein by reference to Exhibit 5(B) to Post-Effective
        Amendment No. 25 to the Registration Statement on Form N-1A filed on February 20, 1997.)

(g)(1)  Form of Custody Agreement between the Registrant and PNC Bank, N.A.  (Incorporated hereby by reference to Exhibit 8(A) to Post-Effective Amendment No. 27 to the Registration
        Statement on Form N-1A filed on April 22, 1998.)

(g)(2)  Form of Subcustody Agreement between Morgan Stanley Trust Company and Subcustodians.
        (Incorporated hereby by reference to Exhibit 8(B) to Post-Effective Amendment No. 27 to the
        Registration Statement on Form N-1A filed on April 22, 1998.)

(h)(1)  Administrative Services Agreement between the Registrant and The Travelers Insurance
        Company. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed on February 20, 1997.)

(h)(2)  Form of Transfer Agency and Registrar Agreement between the Trust and First Data Investor
        Services Group, Inc  (Incorporated hereby by reference to Exhibit 9(b) to Post-Effective
        Amendment No. 27 to the Registration Statement on Form N-1A filed on April 22, 1998.)

(i)     An opinion and consent of counsel as to the legality of the securities registered by the
        Registrant.  (Incorporated herein by reference to the Registrant's most-recent Rule 24f-2
        Notice filing on March 25, 1998.)

(j)(1)  Consent of PricewaterhouseCoopers LLP, Independent Accountants.  To be filed by amendment

(j)(2)  Consent of KPMG LLP, Independent Certified Public Accountants.  To be filed by amendment

(j)(3)  Powers of Attorney authorizing Ernest J. Wright or Kathleen A McGah as signatories for
        Heath B. McLendon, Knight Edwards, Robert E. McGill III, Lewis Mandell, Frances M. Hawk and
        Ian R. Stuart.  (Incorporated herein by reference to Exhibit 11(B) to Post-Effective
        Amendment No. 24 to the Registration Statement on Form N-1A filed on April 11, 1996.)

(j)(4)  Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Lewis
        E. Daidone.  (Incorporated herein by reference to Exhibit 11(B) to Post-Effective Amendment
        No. 25 to the Registration Statement on Form N-1A filed on February 20, 1997.)

(n)     Financial Data Schedule.   To be filed by amendment

Item 24.  Persons Controlled By or Under Common Control With the Fund

             Not Applicable.


Item 25.  Indemnification

Provisions for the indemnification of the Fund's Trustees and officers are contained in the Fund's Declaration of Trust which was filed with Post-Effective Amendment No. 24 to the Fund's Registration Statement as Exhibit 1 on April 11, 1996.


Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

Officers and Directors of Travelers Asset Management International Corporation (TAMIC), the Investment Adviser for Capital Appreciation Fund, are set forth in the following table:

Name                          Position with TAMIC              Other Business
----                          -------------------              --------------
Marc P. Weill                 Director and Chairman            Senior Vice President **
                                                                  Chief Investment Officer
David A. Tyson                Director, President and          Senior Vice President *
                                 Chief Investment Officer
Joseph E. Rueli, Jr.          Director, Senior Vice President  Vice President*
                                 and Chief Financial Officer
F. Denney Voss                Director and Senior Vice         Senior Vice President*
                                 President
John R. Britt                 Director and Secretary           Assistant Secretary *
Glenn N. Marchak              Senior Vice President
Joseph M. Mullally            Senior Vice President            Vice President*
David Amaral                  Vice President                   Assistant Director*
John R. Calcagni              Vice President                   Second Vice President*
Allen R. Cantrell             Vice President
A. William Carnduff           Vice President
Gene Collins                  Vice President                   Vice President*
Angela Pellegrini Degis       Vice President
Craig Farnsworth              Vice President
Bruce E. Fox                  Vice President
Carl Franzetti                Vice President
Kothandaraman Ganesh          Vice President
John F. Gilsenan              Vice President
Kimerly M. Polak Guerrero     Vice President
John F. Green                 Vice President                   Second Vice President*
Thomas Hajdukiewicz           Vice President                   Vice President*
Edward Hinchliffe III         Vice President and Cashier       Second Vice President and Cashier*
Richard E. John               Vice President                   Vice President*
Kathryn D. Karlic             Vice President                   Vice President*
Kurt Lin                      Vice President
David R. Martin               Vice President
Paul A. Mataras               Vice President
David R. Miller               Vice President                   Vice President*
Robert E. Mills               Vice President
Emil J. Molinaro              Vice President                   Vice President*
John W. Petchler              Vice President
Steven A. Rosen               Vice President
Andrew Sanford                Vice President                   Investment Officer*
Eric L. Sappenfield           Vice President
Charles H. Silverstein        Vice President                   Second Vice President*
Robert Simmons                Vice President                   Assistant Investment Officer*
Jordan M. Stitzer             Vice President                   Vice President*

Joel Strauch                  Vice President                   Vice President*
Teresa M. Torrey              Vice President
Pamela D. Westmoreland        Vice President
William M. Gardner            Assistant Vice President
Jeremy C. Hughes              Assistant Vice President
Matthew J. McInerny           Assistant Vice President
Lisa A. Thomas                Assistant Vice President
William H. White              Treasurer                        Vice President and Treasurer *
Charles B. Chamberlain        Assistant Treasurer              Assistant Treasurer *
George M. Quaggin, Jr.        Assistant Treasurer              Assistant Treasurer *
Marla A. Berman               Assistant Secretary              Assistant Secretary**
Andrew Feldman                Assistant Secretary              Senior Counsel*
Millie Kim                    Assistant Secretary              Senior Counsel*
Patricia A. Uzzel             Compliance Officer               Assistant Director*
Frank J. Fazzina              Controller                       Director *


* Positions are held with The Travelers Insurance Company, One Tower Square, Hartford, Connecticut

** Positions held with Travelers Investment Group Inc., 388 Greenwich Street, New York, N.Y.

Executive Officers and Directors of Janus Capital Corporation, the Registrant's Sub-Adviser, are set forth in the following table:


                             Position with Janus
Name                         Capital Corporation              Other Business
----                         -------------------              --------------

Thomas H. Bailey             President, Director              Chairman of Trustees and
                             and Chairman                     President of Janus Aspen Series
                             Chief Executive Officer          and Janus Investment Fund
                                                              Denver, Colorado
                                                              Chairman and Director
                                                              IDEX Management, Inc.
                                                              Largo, Florida

James P. Craig, III          Chairman,                        Executive Vice President
                             Director and                     and Trustee
                             Chief Investment Officer         Janus Aspen Series and
                                                              Janus Investment Fund
                                                              Denver, Colorado

Michael E. Herman            Independent Director             Chairman
                                                              Finance Committee
                                                              Ewing Marion Kauffman
                                                                 Foundation
                                                              Kansas City, Missouri
                                                              President, Kansas City Royals
                                                              Baseball Team
                                                              Kansas, Missouri

Thomas A. McDonnell          Independent Director             President and Director,
                                                              DST Systems Inc.
                                                              Kansas City, Missouri
                                                              Director
                                                              Euronet Services, Inc.
                                                              Lakewood, Kansas

Michael Stolper              Independent Director             President,
                                                              Stolper & Co., Inc.
                                                              San Diego, California

                             Position with Janus
Name                         Capital Corporation              Other Business
----                         -------------------              --------------
Thomas A. Early              Vice President, General          Vice General Counsel
                             Counsel and Secretary            Janus Aspen Series and
                                                              Janus Investment Fund
                                                              Vice President
                                                              Janus Service Corp.
                                                              Janus Distributors, Inc.
                                                              Denver, Colorado

Steven R. Goodbarn           Vice President of Finance,       Vice President and Chief
                             Treasurer and Chief              Financial Officer of
                             Financial Officer                Janus Aspen Series and
                                                              Janus Investment Fund
                                                              Vice President of Finance
                                                              and Treasurer and CFO of
                                                              Janus Service Corp.,
                                                              Janus Distributors and Janus
                                                              Capital International Ltd.,
                                                              Denver, Colorado and
                                                              Director of Janus Capital
                                                              International Ltd.

Landon H. Rowland            Independent Director             President and Chief
                                                              Executive Officer
                                                              Kansas City Southern
                                                                Industries, Inc.

Mark B. Whiston              Vice President and               Director, President and CEO
                             Chief Marketing Officer          Janus Capital International Ltd.
                                                              Denver, Colorado

Marjorie G. Hurd             Vice President and               President and Director
                             Chief Operations Officer         Janus Service Corp.

Item 27.  Principal Underwriter

               Not Applicable.


Item 28.  Location of Accounts and Records

        (1)    Mutual Management Corp.
               388 Greenwich Street
               New York,  NY  10013

        (2)    PNC Bank, N.A.
               200 Stevens Drive
               Lester,  PA  19113

        (3)    Morgan Stanley Trust Company
               One Pierrepont Plaza
               Brooklyn,  NY  11201

        (4)    First Data Investor Services Group, Inc.
               53 State Street
               Boston, MA 02109


Item 29.  Management Services

               Not Applicable.


Item 30.  Undertakings

The undersigned Registrant hereby undertakes to provide to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund, Capital Appreciation Fund, certifies that it meets all of the requirements for effectiveness of this post-effective amendment to this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duy caused this amendment to this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, and state of Connecticut, on the 20th day of April 1999.


                            CAPITAL APPRECIATION FUND
                            -------------------------
                                  (Registrant)



                                                By: *HEATH B. McLENDON
                                                    ----------------------
                                                    Heath B. McLendon
                                                    Chairman, Board of Trustees


Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to this registration statement has been signed below by the following persons in the capacities indicated on the 20th day of April 1999.


 *HEATH B. McLENDON                                Chairman of the Board
--------------------------------
  (Heath B. McLendon)

 *KNIGHT EDWARDS                                   Trustee
--------------------------------
  (Knight Edwards)

 *ROBERT E. McGILL III                             Trustee
--------------------------------
  (Robert E. McGill III)

 *LEWIS MANDELL                                    Trustee
--------------------------------
  (Lewis Mandell)

 *FRANCES M. HAWK                                  Trustee
--------------------------------
  (Frances M. Hawk)

 *LEWIS E. DAIDONE                                 Treasurer
--------------------------------
  (Lewis E. Daidone)



*By: /s/Ernest J. Wright, Attorney-in-Fact
      Secretary, Board of Trustees

                                  EXHIBIT INDEX

Exhibit
  No.           Description                                  Method of Filing
  ---           -----------                                  ----------------
NOT APPLICABLE